National Collegiate Student Loan Trust 2007-4

Closing Date: September 20, 2007
Monthly Distribution Report

Collection Period	03/01/08	to	03/31/08
Monthly Distribution Date	04/25/08
Volume 6

I	Asset and Liability Summary

A.		Student Loan Portfolio	02/29/08	Change	03/31/08
	1	Student Loan Principal	$1,010,730,691.55	$(2,399,644.52)	$1,008,331,047.03
	2	Student Loan Accrued Interest	$26,109,353.45	$5,910,239.85	$32,019,593.30
	3	Pool Balance	$1,036,840,045.00	$3,510,595.33	$1,040,350,640.33

	4	Weighted Average Coupon (WAC)	9.84%	-1.19%	8.65%
	5	Weighted Average Maturity (WAM)	263.5 Months	-0.9 Months	262.6 Months
	6	Number of Loans	70,163	-158	70,005
	7	Number of Borrowers	68,042	-153	67,889

		Trust Accounts and TERI Pledge Fund (at market value)	02/29/08	Change	03/31/08
B.	1	Future Distribution Account	$2,711,723.56	$235,294.28	$2,947,017.84
	2	Collection Account + Collections Receivable	$3,047,774.64	$1,160,242.90	$4,208,017.54
	3	Reserve Account	$309,013,243.56	$(9,441,005.39)	$299,572,238.17
	4	Total Trust Accounts	$314,772,741.76	$(8,045,468.21)	$306,727,273.55

	5	TERI Pledge Fund	$68,807,700.71	$69,297.78	$68,876,998.49

	6	Total Trust Accounts + TERI Pledge Fund	$383,580,442.47	$(7,976,170.43)	$375,604,272.04

	7	Pool Balance + Trust Accounts	$1,351,612,786.76	$(4,534,872.88)	$1,347,077,913.88

	8	Pool Balance + Trust Accounts + TERI Pledge Fund	$1,420,420,487.47	$(4,465,575.10)	$1,415,954,912.37

	9	Reserve Account Balance:
		Reserve Account Balance after the 03/25/08 Monthly Distribution Date was $299,400,000.00.
		Reserve Account Balance after the 04/25/08 Monthly Distribution Date will be $288,800,000.00.

	10	Future Distribution Account Balance after the 04/25/08 Monthly Distribution Date will be $2,660,770
		Securities	Cusip	Index	Spread	Initial Debt Issued	02/29/08	Change	03/31/08	Change	04/25/08	% of Securities
C.	1	Class A-1 L	63544CAA2	1M LIBOR	0.520%	$150,000,000.00	$122,677,489.72	$(5,444,351.81)	$117,233,137.91	$(8,897,323.32)	$108,335,814.59	7.62%
	2	Class A-2-AR-1	63544EAA8	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.62%
	3	Class A-2-AR-2	63544EAB6	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.62%
	4	Class A-2-AR-3	63544EAC4	Auction Rate	NA	$94,200,000.00	$94,200,000.00	$-	$94,200,000.00	$-	$94,200,000.00	6.62%
	5	Class A-2-AR-4	63544EAD2	Auction Rate	NA	$31,400,000.00	$31,400,000.00	$-	$31,400,000.00	$-	$31,400,000.00	2.21%
	6	Class A-3-L	63544CAB0	1M LIBOR	0.850%	$550,000,000.00	$550,000,000.00	$-	$550,000,000.00	$-	$550,000,000.00	38.67%
	7	Class A-3-AR-1	63544EAE0	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.75%
	8	Class A-3-AR-2	63544EAF7	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.75%
	9	Class A-3-AR-3	63544EAG5	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.75%
	10	Class A-3-AR-4	63544EAH3	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.75%
	11	Class A-3-AR-5	63544EAJ9	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.75%
	12	Class A-3-AR-6	63544EAK6	Auction Rate	NA	$67,500,000.00	$67,500,000.00	$-	$67,500,000.00	$-	$67,500,000.00	4.75%
	13	Class A-3-AR-7	63544EAL4	Auction Rate	NA	$45,000,000.00	$45,000,000.00	$-	$45,000,000.00	$-	$45,000,000.00	3.16%
	14	Class A-IO	63544CAC8	Fixed	5.5864%	(a)	(a)	$-	(a)	$-	(a)	0.00%
	15	Total Securities				$1,464,000,000.00	$1,436,677,489.72	$(5,444,351.81)	$1,431,233,137.91	$(8,897,323.32)	$1,422,335,814.59	100.00%
	(a)
The initial notional amount equals $309,855,000 however the notional amount, in effect through final maturity date of 10/25/2012, is equal to the lesser of $309,855,000 or the principal amount of
Class A-3 Notes.

National Collegiate Student Loan Trust 2007-4

II	Transactions and Accruals		From 03/01/08 to 03/31/08

A.		Student Loan Cash Principal Activity
	1	Principal Payments Received	$(2,352,038.92)
	2	Principal Claims from Guarantor	$(133,472.96)
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(501,030.39)
	6	Total Principal Collections	$(2,986,542.27)

B.		Student Loan Non-Cash Principal Activity
	1	Capitalized Interest	$585,207.52
	2	Realized Losses	$-
	3	Repurchased Principal	$-
	4	New Loan Additions	$-
	5	Other Adjustments	$1,690.23
	6	Total Non-Cash Principal Activity	$586,897.75

C.		Total Student Loan Principal Activity (II.A.6 + II.B.6)	$(2,399,644.52)

D.		Student Loan Cash Interest Activity
	1	Interest Payments Received	$(888,320.71)
	2	Interest Claims from Guarantor	$(5,690.03)
	3	Repurchased Interest	$-
	4	New Loan Additions	$-
	5	Other Adjustments (cancellations, consolidations and other)	$(5,608.34)
	6	Total Interest Collections	$(899,619.08)

E.		Student Loan Non-Cash Interest Activity
	1	Interest Accruals	$7,395,873.57
	2	Capitalized Interest	$(585,207.52)
	3	Realized Losses	$-
	4	Repurchased Interest	$-
	5	Other Adjustments	$(807.12)
	6	Total Non-Cash Interest Activity	$6,809,858.93

F.		Total Student Loan Interest Activity (II.D.6 + II.E.6)	$5,910,239.85

G.		Student Loan Late Fees Activity
	1	Cash Late Fees	$(653.15)
	2	Non-Cash Late Fees	$1,432.89
	3	Net Late Fees Activity (II.G.1 + II.G.2)	$779.74

III	Prepayment Data	12/31/07
Prepayment Rate (1)		2.43%
	(1) Prepayment rate will be updated in the July and January Monthly Distribution Reports for the 6-month periods ending June and December, respectively.

National Collegiate Student Loan Trust 2007-4

IV			Collection Account Activity		From 03/01/08 to 03/31/08

A.			Collection Account
	1		Collections by Servicers			$3,746,998.36
	2		Claim Payments from Guarantor			$139,162.99
	3		Liquidation Proceeds and Recoveries			$-
	4		Sale Proceeds			$-
	5		Investment Earnings on Trust Accounts (Collection and Reserve Accounts) [1]			$678,681.99
	6		Excess of Required Reserve Amount Balance			$10,600,000.00
	7		Other Receipts (Late Fees and Other)			$161,835.31
	8		Prior Month Allocations and Adjustments			$553,867.07
	9		Advances or Reimbursements			$-
	10		Amounts in the Future Distribution Account			$2,947,017.84
	11		Opening Balance and Post Sale Settlement			$-
	12		Total Available Funds			$18,827,563.56
		[1]	Includes GIC interest from 3/24/08 - 4/23/08.

B.			Allocations thru 03/31/08 with Payments and Distributions for 04/25/08	Total Available Funds	Remaining Funds	Reserve Transfer
				$18,827,563.56	$18,827,563.56
	1		Payment of Trustee, Servicers, Note Insurer, Administrators, Paying Agent Fees,
			Broker Dealer, Auction Agent Fees & Expenses:
			(a) Payment of Trustee Fees & Expenses	$-	$18,827,563.56	$-
			(b) Payment of Servicing Fees & Expenses	$121,975.16	$18,705,588.40	$-
			(c) Payment of Ambac for Note Insurance Premium	$320,437.20	$18,385,151.20	$-
			(d) Payment of Administration Fees & Expenses	$43,347.94	$18,341,803.26	$-
			(e) Payment of Irish Paying Agent Fees & Expenses	$-	$18,341,803.26	$-
			(f) Payment of Back-up Administration Fees & Expenses	$1,000.00	$18,340,803.26	$-
			(g) Payment of Broker Dealer Fees & Expenses	$139,197.17	$18,201,606.09	$-
			(h) Payment of Auction Agent Fees & Expenses	$-	$18,201,606.09	$-
	2		Allocation of Servicer Fees & Expenses	$121,975.16	$18,079,630.93	$-
	3		Allocation to Future Distribution Account, to cover 1 month's expected Broker-Dealer Fees and Auction Agent Fees	$118,844.40	$17,960,786.53	$-
	4		Payments to TERI Pledge Fund, additional Guaranty Fees	$202,551.74	$17,758,234.79	$-
	5		Payment of Interest Distribution Amount to Class A Securities:
			(a) Class A-1-L	$314,840.18	$17,443,394.61	$-
			(b) Class A-2-AR-1	$353,681.75	$17,089,712.86	$-
			(c) Class A-2-AR-2	$353,681.75	$16,736,031.11	$-
			(d) Class A-2-AR-3	$353,681.75	$16,382,349.36	$-
			(e) Class A-2-AR-4	$117,893.92	$16,264,455.44	$-
			(f) Class A-3-L	$1,633,366.32	$14,631,089.12	$-
			(g) Class A-3-AR-1	$273,367.50	$14,357,721.62	$-
			(h) Class A-3-AR-2	$253,434.38	$14,104,287.24	$-
			(i) Class A-3-AR-3	$273,367.50	$13,830,919.74	$-
			(j) Class A-3-AR-4	$253,434.38	$13,577,485.36	$-
			(k) Class A-3-AR-5	$273,367.50	$13,304,117.86	$-
			(l) Class A-3-AR-6	$253,434.38	$13,050,683.48	$-
			(m) Class A-3-AR-7	$168,956.25	$12,881,727.23	$-
			(n) Class A-IO	$1,442,478.31	$11,439,248.92	$-
	6		Allocation to Future Distribution Account, to cover 1 month's expected interest on Auction Rate Notes	$2,541,925.60	$8,897,323.32	$-
	7		Transfer to Reinstate Reserve Account up to Required Reserve Amount Balance	$-	$8,897,323.32	$-
	8		Payment to TERI, to Purchase Rehabilitated Loans	$-	$8,897,323.32	$-
	9		Payment to Ambac for any amounts due to Reimbursement Agreement	$-	$8,897,323.32	$-
	10		Payment of Principal Distribution:[1]
			(a) Class A-1-L	$8,897,323.32	$-	$-
			(b) Class A-2-AR-1	$-	$-	$-
			(c) Class A-2-AR-2	$-	$-	$-
			(d) Class A-2-AR-3	$-	$-	$-
			(e) Class A-2-AR-4	$-	$-	$-
			(f) Class A-3-L	$-	$-	$-
			(g) Class A-3-AR-1	$-	$-	$-
			(h) Class A-3-AR-2	$-	$-	$-
			(i) Class A-3-AR-3	$-	$-	$-
			(j) Class A-3-AR-4	$-	$-	$-
			(k) Class A-3-AR-5	$-	$-	$-
			(l) Class A-3-AR-6	$-	$-	$-
			(m) Class A-3-AR-7	$-	$-	$-
	11		Payment of Ambac for Indemnity payments and any other amounts due to the Reimbursement Agreement	$-	$-	$-
	12		Payment of the following:	$-	$-	$-
			(a) Unreimbursed Advances to First Marblehead Corporation	$-	$-	$-
			(b) Payment of Indenture Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(c) Payment of Irish Paying Agent Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(d) Payment of Owner Trustee Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(e) Payment of Back-up Administration Fees & Expenses, in excess of maximum amounts specified	$-	$-	$-
			(f) Payment of Indemnities, Fees & Expenses of the Servicers	$-	$-	$-
			(g) Note Insurance Premium and Expenses	$-	$-	$-
			(h) Payment of Administration Fees & Expenses allocated to the Notes	$-	$-	$-
			(i) Auction Agent and Broker-Dealer Fees and Expenses	$-	$-	$-
	13		Remaining Amounts of Principal, if a Turbo Trigger is in effect	$-	$-	$-
	14		Payment of any remaining Interest Carryover Shortfall to Class A Noteholders	$-	$-	$-
	15		Payment of any Prepayment Penalties to Class A-IO Noteholders previously unpaid	$-	$-	$-
	16		Payment of structuring advisory fees and then to the Certificateholders, any remaining amounts	$-	$-	$-
			[1] Auction Rate Notes must be paid in denominations of $25,000

National Collegiate Student Loan Trust 2007-4

V	Parity Calculation (excludes TERI Pledge Fund)	02/29/08	03/31/08
	Parity ((Pool Balance + Trust Accounts) / Securities) (a)	94.08%	94.12%
(a) Parity ratio calculations include all Securities.

VI	Portfolio Characteristics by Payment Status

	WAC		# of Loans		%		Principal Amount		%

Payment Status	02/29/08	03/31/08	02/29/08	03/31/08	02/29/08	03/31/08	02/29/08	03/31/08	02/29/08	03/31/08
Interim (1)
In School	9.90%	8.65%	60,295	59,453	85.94%	84.93%	$888,631,912.53	$876,228,781.39	87.92%	86.90%
Total Interim			60,295	59,453	85.94%	84.93%	$888,631,912.53	$876,228,781.39	87.92%	86.90%
Repayment
Active
Current	9.43%	8.62%	9,030	9,417	12.87%	13.45%	$110,406,539.54	$115,979,010.12	10.92%	11.50%
31-60 Days Delinquent	10.09%	9.12%	263	319	0.37%	0.46%	$3,505,238.79	$4,623,397.95	0.35%	0.46%
61-90 Days Delinquent	9.45%	9.33%	100	112	0.14%	0.16%	$1,090,088.55	$1,594,457.60	0.11%	0.16%
91-120 Days Delinquent	10.54%	9.28%	25	52	0.04%	0.07%	$354,851.95	$610,721.53	0.04%	0.06%
121-150 Days Delinquent	10.14%	9.54%	24	20	0.03%	0.03%	$429,556.27	$252,413.74	0.04%	0.03%
151-180 Days Delinquent	10.75%	9.13%	30	19	0.04%	0.03%	$308,184.08	$331,351.51	0.03%	0.03%
> 180 Days Delinquent	10.07%	9.43%	37	59	0.05%	0.08%	$537,998.55	$692,501.34	0.05%	0.07%

Forbearance	9.39%	9.00%	359	554	0.51%	0.79%	$5,466,321.29	$8,018,411.85	0.54%	0.80%
Total Repayment			9,868	10,552	14.06%	15.07%	$122,098,779.02	$132,102,265.64	12.08%	13.10%

Grand Total			70,163	70,005	100.00%	100.00%	$1,010,730,691.55	$1,008,331,047.03	100.00%	100.00%
(1) Loans in Interim Status have not yet had a scheduled payment.

VII	Portfolio Characteristics by Borrower Type and Program Type

		02/29/08		03/31/08
Borrower Type		Principal Amount	%	Principal Amount	%
1	Creditworthy Cosigned Loans	$846,461,309.21	83.75%	$844,492,292.07	83.75%
2	Creditworthy Non-Cosigned Loans	$154,609,510.05	15.30%	$154,226,209.83	15.30%
3	Creditready Loans	$9,659,872.29	0.96%	$9,612,545.13	0.95%

Total		$1,010,730,691.55	100.00%	$1,008,331,047.03	100.00%

		02/29/08		03/31/08
Program Type		Principal Amount	%	Principal Amount	%

1	Continuing Education	$30,523,035.24	3.02%	$30,431,296.02	3.02%
2	Graduate	$94,626,973.28	9.36%	$94,360,922.98	9.36%
3	K-12	$11,811,392.68	1.17%	$11,698,942.19	1.16%
4	Medical	$10,178,572.45	1.01%	$10,134,935.26	1.01%
5	Undergraduate	$863,590,717.90	85.44%	$861,704,950.58	85.46%
6	Consolidation, Parent, Other	$-	0.00%	$-	0.00%
Total		$1,010,730,691.55	100.00%	$1,008,331,047.03	100.00%

National Collegiate Student Loan Trust 2007-4

VIII	Default Information, TERI Claims, Net Losses and Related Information

		02/29/08	03/31/08
TERI Claims, Net Losses		Principal Amount	Principal Amount
A.	Cumulative Net Claims Filed to TERI (1)	$792,587.55	$1,293,044.56

B.	Cumulative Claim Payments Made	$313,540.46	$447,013.42

C.	Claims in Process	$479,047.09	$846,031.14

D.	Cumulative net loss, claims rejected, aged 24 months or more	$-	$-

Default Rates
E.	Cumulative Default Rate as a percentage of Loans in Repayment (2)	0.57%	0.85%

F.	Cumulative Default Rate as a percentage of Financed Student Loans at Closing Date (3)	0.08%	0.13%

Related Information
G.	Has a Material Change to Charge-Off Method Occurred?	No	No

H.	Has a Material Change to Asset Terms, Fees, Penalties or Payments Occurred?	No	No

I.	Has a Material Breach of Pool Asset Representations or Warranties or Transaction Covenants Occurred?	No	No

(1)	Cumulative Principal Balance of Student Loans subject to a TERI guaranty event as of the last day of the Collection Period, less cumulative claims cancelled and returned to non-default status.
(2)	Section VIII.A divided by the Principal Balance of all Student Loans that have entered repayment status plus cumulative principal payments received by the Trust.
(3)	Section VIII.A divided by the Principal Balance of Financed Student Loans as of Closing Date - $989,697,216.24

IX	Triggers and Other Information
1	Has a change occurred in the notional amount of the Class A-IO? No
2	Has Prepayment Penalty occurred on Class A-IO Notes? No
3	Has a Required Reserve Amount Balance date occurred? Yes
4	Has the Stepdown Date of November 25, 2011 occurred (On or after Stepdown Date, Principal Distribution method will change)? No.
5
Turbo Trigger (Principal Balance of loans is equal to or less than 10% of the Principal Balance as of the Cutoff date or Cumulative Default Rate is greater than 10% and TERI is no longer paying claims)(a)

- Has a Turbo Trigger occurred? No
- If so, the date such trigger occurred.
- Is a Turbo Trigger currently in effect? No
6	Has an Event of Default occurred? No
7	Has Parity Ratio reached its release point of 103%? No
8	Has Trust exceeded annual fees or expense cap to Service Providers? No

-
On April 7, 2008 TERI filed a voluntary petition for reorganization under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court for the District of Massachusetts.  On April 10, 2008 the Bankruptcy Court issued an interim order prohibiting TERI from withdrawing any amounts from segregated accounts until further order by the Bankruptcy Court.  As a result, TERI is not authorized to access the Pledged Account for any reason until further order of the Bankruptcy Court.

(a)	See VIII. Default Information, TERI Claims, Net Losses and Related Information (above) for Cumulative Default Rate and calculation.

National Collegiate Student Loan Trust 2007-4

Auction Rate Securities Paid

Class	Payment Date	Notes Held	Value Per Note	Balance	Interest Rate	Start Date	End Date	No. of Days	Interest Payment	Broker/Dealer Fee
Class A-2-AR-1	03/28/08	3,768	$25,000	$94,200,000.00	4.10600%	03/24/08	03/27/08	4	$42,976.13	$2,093.33
	04/04/08	3,768	$25,000	$94,200,000.00	4.20400%	03/28/08	04/03/08	7	$77,003.27	$3,663.33
	04/11/08	3,768	$25,000	$94,200,000.00	4.24100%	04/04/08	04/10/08	7	$77,680.98	$3,663.33
	04/18/08	3,768	$25,000	$94,200,000.00	4.21800%	04/11/08	04/17/08	7	$77,259.70	$3,663.33
	04/25/08	3,768	$25,000	$94,200,000.00	4.30000%	04/18/08	04/24/08	7	$78,761.67	$3,663.33
								Total	$353,681.75	$16,746.65

Class A-2-AR-2	03/28/08	3,768	$25,000	$94,200,000.00	4.10600%	03/24/08	03/27/08	4	$42,976.13	$2,093.33
	04/04/08	3,768	$25,000	$94,200,000.00	4.20400%	03/28/08	04/03/08	7	$77,003.27	$3,663.33
	04/11/08	3,768	$25,000	$94,200,000.00	4.24100%	04/04/08	04/10/08	7	$77,680.98	$3,663.33
	04/18/08	3,768	$25,000	$94,200,000.00	4.21800%	04/11/08	04/17/08	7	$77,259.70	$3,663.33
	04/25/08	3,768	$25,000	$94,200,000.00	4.30000%	04/18/08	04/24/08	7	$78,761.67	$3,663.33
								Total	$353,681.75	$16,746.65

Class A-2-AR-3	03/28/08	3,768	$25,000	$94,200,000.00	4.10600%	03/24/08	03/27/08	4	$42,976.13	$2,093.33
	04/04/08	3,768	$25,000	$94,200,000.00	4.20400%	03/28/08	04/03/08	7	$77,003.27	$3,663.33
	04/11/08	3,768	$25,000	$94,200,000.00	4.24100%	04/04/08	04/10/08	7	$77,680.98	$3,663.33
	04/18/08	3,768	$25,000	$94,200,000.00	4.21800%	04/11/08	04/17/08	7	$77,259.70	$3,663.33
	04/25/08	3,768	$25,000	$94,200,000.00	4.30000%	04/18/08	04/24/08	7	$78,761.67	$3,663.33
								Total	$353,681.75	$16,746.65

Class A-2-AR-4	03/28/08	1,256	$25,000	$31,400,000.00	4.10600%	03/24/08	03/27/08	4	$14,325.38	$697.78
	04/04/08	1,256	$25,000	$31,400,000.00	4.20400%	03/28/08	04/03/08	7	$25,667.76	$1,221.11
	04/11/08	1,256	$25,000	$31,400,000.00	4.24100%	04/04/08	04/10/08	7	$25,893.66	$1,221.11
	04/18/08	1,256	$25,000	$31,400,000.00	4.21800%	04/11/08	04/17/08	7	$25,753.23	$1,221.11
	04/25/08	1,256	$25,000	$31,400,000.00	4.30000%	04/18/08	04/24/08	7	$26,253.89	$1,221.11
								Total	$117,893.92	$5,582.22

Class A-3-AR-1	03/26/08	2,700	$25,000	$67,500,000.00	4.03600%	03/19/08	03/25/08	7	$52,972.50	$2,625.00
	04/02/08	2,700	$25,000	$67,500,000.00	4.15400%	03/26/08	04/01/08	7	$54,521.25	$2,625.00
	04/09/08	2,700	$25,000	$67,500,000.00	4.20000%	04/02/08	04/08/08	7	$55,125.00	$2,625.00
	04/16/08	2,700	$25,000	$67,500,000.00	4.22200%	04/09/08	04/15/08	7	$55,413.75	$2,625.00
	04/23/08	2,700	$25,000	$67,500,000.00	4.21600%	04/16/08	04/22/08	7	$55,335.00	$2,625.00
								Total	$273,367.50	$13,125.00

Class A-3-AR-2	03/28/08	2,700	$25,000	$67,500,000.00	4.10600%	03/24/08	03/27/08	4	$30,795.00	$1,500.00
	04/04/08	2,700	$25,000	$67,500,000.00	4.20400%	03/28/08	04/03/08	7	$55,177.50	$2,625.00
	04/11/08	2,700	$25,000	$67,500,000.00	4.24100%	04/04/08	04/10/08	7	$55,663.13	$2,625.00
	04/18/08	2,700	$25,000	$67,500,000.00	4.21800%	04/11/08	04/17/08	7	$55,361.25	$2,625.00
	04/25/08	2,700	$25,000	$67,500,000.00	4.30000%	04/18/08	04/24/08	7	$56,437.50	$2,625.00
								Total	$253,434.38	$12,000.00

Class A-3-AR-3	03/26/08	2,700	$25,000	$67,500,000.00	4.03600%	03/19/08	03/25/08	7	$52,972.50	$2,625.00
	04/02/08	2,700	$25,000	$67,500,000.00	4.15400%	03/26/08	04/01/08	7	$54,521.25	$2,625.00
	04/09/08	2,700	$25,000	$67,500,000.00	4.20000%	04/02/08	04/08/08	7	$55,125.00	$2,625.00
	04/16/08	2,700	$25,000	$67,500,000.00	4.22200%	04/09/08	04/15/08	7	$55,413.75	$2,625.00
	04/23/08	2,700	$25,000	$67,500,000.00	4.21600%	04/16/08	04/22/08	7	$55,335.00	$2,625.00
								Total	$273,367.50	$13,125.00

Class A-3-AR-4	03/28/08	2,700	$25,000	$67,500,000.00	4.10600%	03/24/08	03/27/08	4	$30,795.00	$1,500.00
	04/04/08	2,700	$25,000	$67,500,000.00	4.20400%	03/28/08	04/03/08	7	$55,177.50	$2,625.00
	04/11/08	2,700	$25,000	$67,500,000.00	4.24100%	04/04/08	04/10/08	7	$55,663.13	$2,625.00
	04/18/08	2,700	$25,000	$67,500,000.00	4.21800%	04/11/08	04/17/08	7	$55,361.25	$2,625.00
	04/25/08	2,700	$25,000	$67,500,000.00	4.30000%	04/18/08	04/24/08	7	$56,437.50	$2,625.00
								Total	$253,434.38	$12,000.00

Class A-3-AR-5	03/26/08	2,700	$25,000	$67,500,000.00	4.03600%	03/19/08	03/25/08	7	$52,972.50	$2,625.00
	04/02/08	2,700	$25,000	$67,500,000.00	4.15400%	03/26/08	04/01/08	7	$54,521.25	$2,625.00
	04/09/08	2,700	$25,000	$67,500,000.00	4.20000%	04/02/08	04/08/08	7	$55,125.00	$2,625.00
	04/16/08	2,700	$25,000	$67,500,000.00	4.22200%	04/09/08	04/15/08	7	$55,413.75	$2,625.00
	04/23/08	2,700	$25,000	$67,500,000.00	4.21600%	04/16/08	04/22/08	7	$55,335.00	$2,625.00
								Total	$273,367.50	$13,125.00

Class A-3-AR-6	03/28/08	2,700	$25,000	$67,500,000.00	4.10600%	03/24/08	03/27/08	4	$30,795.00	$1,500.00
	04/04/08	2,700	$25,000	$67,500,000.00	4.20400%	03/28/08	04/03/08	7	$55,177.50	$2,625.00
	04/11/08	2,700	$25,000	$67,500,000.00	4.24100%	04/04/08	04/10/08	7	$55,663.13	$2,625.00
	04/18/08	2,700	$25,000	$67,500,000.00	4.21800%	04/11/08	04/17/08	7	$55,361.25	$2,625.00
	04/25/08	2,700	$25,000	$67,500,000.00	4.30000%	04/18/08	04/24/08	7	$56,437.50	$2,625.00
								Total	$253,434.38	$12,000.00

Class A-3-AR-7	03/28/08	1,800	$25,000	$45,000,000.00	4.10600%	03/24/08	03/27/08	4	$20,530.00	$1,000.00
	04/04/08	1,800	$25,000	$45,000,000.00	4.20400%	03/28/08	04/03/08	7	$36,785.00	$1,750.00
	04/11/08	1,800	$25,000	$45,000,000.00	4.24100%	04/04/08	04/10/08	7	$37,108.75	$1,750.00
	04/18/08	1,800	$25,000	$45,000,000.00	4.21800%	04/11/08	04/17/08	7	$36,907.50	$1,750.00
	04/25/08	1,800	$25,000	$45,000,000.00	4.30000%	04/18/08	04/24/08	7	$37,625.00	$1,750.00
								Total	$168,956.25	$8,000.00